Income Tax Expense	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Income Tax Expense
37	INCOME TAX EXPENSE
The detail of income tax expense for the fiscal years ended March 31, 2025, 2024 and 2023 was as follows:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Current tax:
Charge for period (1)		¥448,761		¥368,050		¥184,662
Deferred tax:
Origination and reversal of temporary differences		(296,451)		(53,813)		146,130
Change in the write-down of deferred tax assets on the current fiscal year income tax expense		1,541		(2,198)		(4,765)
Changes in Japanese corporation tax rates (2)		(16,049)		—		—

Total deferred tax expense (benefit)		(310,959)		(56,011)		141,365

Total income tax expense		¥137,802		¥312,039		¥326,027

(1)
As a result of the adoption of IFRS 9, the current income tax expenses of ¥135,771 million, ¥71,524 million and ¥39,837 million were recognized directly in equity for the fiscal years ended March 31, 2025, 2024 and 2023, respectively.

(2)	Refer to Note 23 “Deferred Income Tax” for additional information on changes in Japanese corporation tax rates.
The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2025, 2024 and 2023.

	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions, except percentages)
Profit before tax	¥654,246		¥1,207,789		¥1,261,876
Income tax expense	137,802		312,039		326,027
Effective income tax rate	21.1%		25.8%		25.8%
Effective statutory tax rate in Japan (1)	30.6%		30.6%		30.6%
Tax impact of share of post-tax profit in associates and joint ventures	(6.7%	)	(4.1%	)	(2.1%	)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	6.2%		2.3%		0.8%
Non-Japanese earnings	(5.7%	)	(1.6%	)	(1.3%	)
Nontaxable dividends received	(2.7%	)	(1.1%	)	(0.8%	)
Changes in Japanese corporation tax rates (1)	(2.5%	)	—		—
Tax impact of impairment losses of goodwill	0.4%		—		0.9%
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	0.2%		(0.2%	)	(0.4%	)
Others—net	1.3%		(0.1%	)	(1.9%	)

Effective income tax rate	21.1%		25.8%		25.8%

(1)
The effective statutory tax rate in Japan for the fiscal years ended March 31, 2025, 2024 and 2023 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan. The statutory tax rate in Japan has been changed from the fiscal year beginning April 1, 2026 reflecting the changes in Japanese corporation tax rates as mentioned in Note 23 “Deferred Income Tax.”

In June 2023, Pillar Two legislation was substantively enacted in Japan and became effective for annual reporting periods beginning on or after April 1, 2024. The Group has reviewed the published Japan legislation alongside the OECD model rules and guidance and has performed an assessment of the expected impact of the new regime. The assessment of the expected impact to Pillar Two income taxes is based on the tax returns, country-by-country
reports, and financial statements of the entities within the Group. The result of the assessment indicates that the Pillar Two effective tax rates in most of the jurisdictions where the Group operates exceeds 15% and a limited number of jurisdictions where the effective tax rates are below 15%. The Group does not anticipate a material exposure to Pillar Two income taxes in jurisdictions where the tax rates are below 15%.